REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Share Based Compensation, Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 serviceProvider shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of eligible service providers affected | serviceProvider	53
One-time incremental compensation cost | $						$ 1.0
Options outstanding		2,439,020	2,439,020	2,391,401	2,391,401	2,081,545
Granted (in shares)		442,830	442,830	429,538	429,538
Exercise price (in USD per share) | $ / shares			$ 1.34		$ 1.31
Conversion ratio	0.2
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		5,000,000	5,000,000
Shares reserved for future issuance, minimum annual increase (in shares)		5,000,000	5,000,000
2020 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent increase in shares available under ESPP, prior year		5.00%	5.00%
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		700,000	700,000
Shares reserved for future issuance, minimum annual increase (in shares)		1,000,000	1,000,000
2020 ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent increase in shares available under ESPP, prior year		1.00%	1.00%
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exchanged under plan (in shares)	239,181
Options outstanding		8,274	8,274
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exchanged under plan (in shares)	1,269,180
Number of shares authorized for issuance (in shares)		1,972,530	1,972,530
Maximum option term		10 years	10 years
Exercise price (in USD per share) | $ / shares		$ 2.15		$ 2.15
Percentage of vesting rights		2.08%	2.08%